Annual Total Returns[BarChart] - Invesco Wilderhill Clean Energy ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(50.07%)	(16.87%)	59.83%	(15.29%)	(8.59%)	(20.74%)	39.79%	(13.71%)	61.85%	205.57%